STRIVE U.S. SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Information Technology - 99.7% (a)
Application Software - 3.9%
Cadence Design Systems, Inc. (b)	11,045	$3,069,074
Synopsys, Inc. (b)	7,751	3,073,117
		6,142,191
Electronic Equipment & Instruments - 1.3%
Keysight Technologies, Inc. (b)	6,927	1,955,977

Electronic Manufacturing Services - 1.6%
TE Connectivity PLC	11,847	2,476,260

Semiconductor Materials & Equipment - 24.4%
Applied Materials, Inc.	20,429	6,982,428
ASML Holding NV	9,669	12,771,105
Entegris, Inc.	6,148	720,791
KLA Corp.	5,096	7,503,401
Lam Research Corp.	31,422	6,713,625
MKS, Inc.	2,713	623,475
Qnity Electronics, Inc.	8,516	982,576
Teradyne, Inc.	6,354	1,883,707
		38,181,108
Semiconductors - 68.5% (a)
Advanced Micro Devices, Inc. (b)	37,698	7,668,904
Analog Devices, Inc.	19,819	6,305,217
ARM Holdings PLC - ADR (b)	5,403	817,366
Astera Labs, Inc. (b)	5,997	657,271
Broadcom, Inc.	70,715	21,887,000
Intel Corp. (b)	165,639	7,309,649
Marvell Technology, Inc.	35,423	3,508,648
Microchip Technology, Inc.	21,575	1,393,961
Micron Technology, Inc.	17,921	6,054,431
Monolithic Power Systems, Inc.	1,903	2,080,645
NVIDIA Corp.	201,200	35,089,280
NXP Semiconductors NV	10,147	1,997,538
ON Semiconductor Corp. (b)	15,952	987,748
QUALCOMM, Inc.	21,570	2,777,785
Rambus, Inc. (b)	4,351	374,316
STMicroelectronics NV	26,157	903,724
Texas Instruments, Inc.	33,782	6,558,437
Tower Semiconductor Ltd. (b)	4,297	754,038
		107,125,958
Total Information Technology		155,881,494
TOTAL COMMON STOCKS (Cost $116,801,375)		155,881,494

STRIVE U.S. SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.58% (c)	516,317	$516,317
TOTAL MONEY MARKET FUNDS (Cost $516,317)		516,317

TOTAL INVESTMENTS - 100.0% (Cost $117,317,692)		$156,397,811
Liabilities in Excess of Other Assets - (0.0)% (d)		(24,778)
TOTAL NET ASSETS - 100.0%		$156,373,033

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE U.S. SEMICONDUCTOR ETF

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Strive U.S. Semiconductor ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$ 155,881,494	$—	$—	$ 155,881,494
Money Market Funds	516,317	—	—	516,317
Total Investments	$ 156,397,811	$—	$—	$ 156,397,811
Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended March 31, 2026, the Strive U.S. Semiconductor ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.